Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-In Capital	Shares Held In Trust	Equity Compensation Reserve	Accumulated Other Comprehensive Income	Retained Earnings	Cumulative effect of change in accounting principle	Cumulative effect of change in accounting principle Retained Earnings
Balance at Dec. 31, 2018	$ 7,420	$ 14	$ 3,968	$ (11)	$ 3	$ (72)	$ 3,518
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(465)						(465)
Change in unrealized investment gains and losses, net of tax	2,611					2,611
Capital Contribution	120		120
Dividends to shareholder	(525)						(525)
Shares acquired at cost	(3)			(3)
Shares distributed at cost	10			10
Reserve for equity compensation plans	1				1
Fair value of shares issued under equity compensation plans	(4)				(4)
Balance at Dec. 31, 2019	9,165	14	4,088	(4)	0	2,539	2,528	$ (55)	$ (55)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(1,552)						(1,552)
Change in unrealized investment gains and losses, net of tax	1,421					1,421
Capital Contribution	500		500
Shares acquired at cost	(18)			(18)
Shares distributed at cost	18			18
Reserve for equity compensation plans	8				8
Balance at Dec. 31, 2020	9,487	14	4,588	(4)	8	3,960	921
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	3,247						3,247
Change in unrealized investment gains and losses, net of tax	(2,070)					(2,070)
Capital Contribution	1,375		1,375
Shares sold in connection with demerger	5		1	4
Reserve for equity compensation plans	(8)				(8)
Balance at Dec. 31, 2021	$ 12,036	$ 14	$ 5,964	$ 0	$ 0	$ 1,890	$ 4,168